Note 9 - Retail Repurchase Agreements	12 Months Ended
Dec. 31, 2014
Repurchase Agreements Disclosure [Abstract]
Repurchase Agreements Disclosure [Text Block]
(9)           RETAIL REPURCHASE AGREEMENTS

Retail repurchase agreements represent overnight borrowings from deposit customers and the debt securities sold under the repurchase agreements are under the control of the Bank. Information concerning borrowings under repurchase agreements is summarized as follows:

(Dollars in thousands)	2014	2013

Outstanding balance at year end	$0	$9,310
Weighted average interest rate at year end	0.00%	0.26%
Weighted average interest rate during the year	0.26%	0.25%
Average daily balance	$4,601	$11,015
Maximum month-end balance during the year	$10,617	$13,041

Debt securities underlying the agreements at December 31:
Amortized cost	$0	$13,322
Fair value	$0	$12,920